Goodwill and Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Goodwill and Intangible assets
Note 7.	Goodwill and Intangible assets

Goodwill

Goodwill as of December 31, 2025 and 2024 amounted to $28.1 million for both years. There was no impairment of goodwill for the years ended December 31, 2025 and 2024.

Intangible Assets

Intangible assets and related accumulated amortization which are included in intangible assets, net in the Consolidated Balance Sheets are as follows:

	December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Amount
Tradename	$21,800,000	$(6,731,456)	$15,068,544
Customer relationships	2,400,000	(693,008)	1,706,992
	$24,200,000	$(7,424,464)	$16,775,536

	December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Amount
Tradename	$21,800,000	$(5,219,318)	$16,580,682
Customer relationships	2,400,000	(537,333)	1,862,667
	$24,200,000	$(5,756,651)	$18,443,349

Amortization expense of the finite-lived intangible assets for the years ended December 31, 2025 and 2024 was $1.7 million, and is included in selling, general and administrative expenses in the Consolidated Income Statements. The estimated net amortization expense for the finite-lived intangible assets for the next five years is $1.7 million per year, and $8.3 million thereafter. The remaining useful lives for the intangible assets is 10 years.